Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 764,386	$ 3,300,495	$ 25,806
Trade and other receivables, net	96,615	137,214	12,984
Prepaid expenses and deposits	136,400	317,277	46,151
Total current assets	997,401	3,754,986	84,941
Non-current assets
Reclamation deposits	145,000	145,000	144,847
Property and equipment, net of accumulated depreciation and depletion	10,368,436	8,426,776	6,638,975
Right of use asset, net	166,960	240,796	72,539
Total assets	11,677,797	12,567,558	6,941,302
Current liabilities
Trade and other payables	3,419,106	1,561,344	402,979
Amounts due to related party			16,628
Convertible debenture		38,291	78,500
Lease liability – current portion	79,866	104,224	51,963
Total current liabilities	3,498,972	1,703,859	550,070
Non-current liabilities
Asset retirement obligations	260,394	236,412	552,594
Lease liability, less current portion	97,023	140,682	26,986
Loan payable			31,400
Warrant liability		23,500
Total liabilities	3,856,389	2,104,453	1,161,050
Equity
Common stock, no par value per share; unlimited shares authorized, 2,206,014 and 1,932,604 shares* issued and outstanding as of June 30, 2023 and September 30, 2022, respectively.	14,989,912	14,337,739	8,976,747
Additional paid-in capital	5,092,665	4,513,194	2,476,717
Accumulated other comprehensive loss	(127,413)	(127,413)	(127,413)
Accumulated deficit	(12,133,756)	(8,260,415)	(5,545,799)
Total equity	7,821,408	10,463,105	5,780,252
Total liabilities and equity	$ 11,677,797	$ 12,567,558	$ 6,941,302